Post-employment benefits for associates - Summary of funded and unfunded DBO and net liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	$ 242	$ 232
Current service cost	22	28
Interest cost (income)	5	6
Past service costs and settlements	2	1
Administrative expenses	1	1
Currency translation effects	(6)	(6)
Employer contributions	21	19
Effect of acquisitions, divestments or transfers	(5)	2
Net defined benefit liability (asset) - December 31	278	242
Funded status	(272)	(238)
Limitation on recognition of fund surplus at January 1	(4)	(6)
Change in limitation on recognition of fund surplus (including exchange rate differences)	(2)	2
Limitation on recognition of fund surplus at December 31	(6)	(4)
Pension plans [member] | Benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	662	671
Current service cost	22	28
Interest cost (income)	13	15
Past service costs and settlements	2	0
Administrative expenses	1	1
Remeasurement losses/(gains) arising from changes in financial assumptions	71	(17)
Remeasurement losses/(gains) arising from changes in demographic assumptions	6	1
Experience-related remeasurement (gains)/losses	(5)	2
Currency translation effects	1	(15)
Benefit payments	15	29
Contributions of associates	(5)	(4)
Effect of acquisitions, divestments or transfers	(40)	1
Net defined benefit liability (asset) - December 31	723	662
Pension plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	(424)	(445)
Interest cost (income)	(8)	(9)
Return on plan assets excluding interest income	36	(13)
Currency translation effects	(7)	9
Benefit payments	(15)	(29)
Employer contributions	21	19
Contributions of associates	5	4
Settlements	0	(1)
Effect of acquisitions, divestments or transfers	35	1
Net defined benefit liability (asset) - December 31	(451)	(424)
Other post-employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	345	317
Current service cost	8	11
Interest cost (income)	14	11
Past service costs and settlements	0	0
Administrative expenses	0	0
Currency translation effects	0	0
Employer contributions	(28)	(11)
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit liability (asset) - December 31	423	345
Funded status	(423)	(345)
Change in limitation on recognition of fund surplus (including exchange rate differences)	0	0
Other post-employment benefit plans [member] | Benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	385	382
Current service cost	8	11
Interest cost (income)	15	13
Past service costs and settlements	0	0
Administrative expenses	0	0
Remeasurement losses/(gains) arising from changes in financial assumptions	52	(3)
Remeasurement losses/(gains) arising from changes in demographic assumptions	(1)	6
Experience-related remeasurement (gains)/losses	(20)	(11)
Currency translation effects	0	0
Benefit payments	16	13
Contributions of associates	0	0
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit liability (asset) - December 31	423	385
Other post-employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) - January 1	(40)	(65)
Interest cost (income)	(1)	(2)
Return on plan assets excluding interest income	3	(3)
Currency translation effects	0	0
Benefit payments	(16)	(13)
Employer contributions	(28)	(11)
Contributions of associates	0	0
Settlements	0	0
Effect of acquisitions, divestments or transfers	0	0
Net defined benefit liability (asset) - December 31	$ 0	$ (40)